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[CITIZENS FUNDS LETTERHEAD]

                                                 February 5, 2001

Securities and Exchange Commission
Office of Corporation Finance

RE: Accession number:   0000912057-01-002820
    Registrant:         Citizens Funds
    CIK:                0000711202
    Form Type:          13F-HR
    Received Date/Time: 25-Jan-2001 16:19

To whom it may concern,

On January 25, 2001, Merrill Corporation transmitted a filing on behalf of Citizens Funds. Please delete the incorrect filing, accession number referenced above, from your records. The filing should have been for Citizens Advisers, Inc., rather than Citizens Funds.


Sincerely,

/s/ Kevin Schneider
Kevin Schneider
Director of Investment Operations
Citizens Funds